Issued capital and reserves - Disclosure of Reconciliation of Treasury Shares (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Treasury Shares [Line Items]
Equity balance as of beginning of the year	€ (185,793)	€ (100,590)	€ 71,497
Issuance of treasury shares by Global Blue Group Holding A.G.	0
Conversion of shares		0	0
Vested RSA shares	0	0
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)	(882)
Cancellation of preference shares A by Global Blue Group Holding A.G.	0	0
Acquisition of treasury shares		(57)	(65)
Equity balance as of end of the year	€ 6,343	€ (185,793)	€ (100,590)
Other equity
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	13,099,389	8,190,415	0
Equity balance as of beginning of the year	€ (10,179)	€ (10,123)	€ 0
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)	104,135	5,000,000	0
Issuance of treasury shares by Global Blue Group Holding A.G.	€ (1)
Conversion of shares (in shares)		0
Conversion of shares		€ 0
Vested RSA shares (in shares)	(538,044)	(92,479)
Vested RSA shares	€ 5	€ 1
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)	(1,189,977)
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)	€ 9,179
Cancellation of preference shares by Global Blue Group Holding A.G. (in shares)	(104,135)	(5,929,477)	0
Cancellation of preference shares A by Global Blue Group Holding A.G.	€ 879
Acquisition of treasury shares (in shares)	4
Acquisition of treasury shares	€ 0
Number of shares outstanding at end of period (in shares)	11,371,372	13,099,389	8,190,415
Equity balance as of end of the year	€ (117)	€ (10,179)	€ (10,123)
Other equity | September 2021
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury shares (in shares)		5,000,000
Acquisition of treasury shares		€ (46)
Other equity | January 2022
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury shares (in shares)		1,453
Acquisition of treasury shares		€ (11)
Other equity | 28 August 2020
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury shares (in shares)			1,190,415
Acquisition of treasury shares			€ (10,058)
Other equity | After 28 August 2020
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury shares (in shares)			7,000,000
Acquisition of treasury shares			€ (65)
Other equity | Ordinary shares
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	12,995,018	8,051,569	0
Equity balance as of beginning of the year	€ (9,297)	€ (8,877)	€ 0
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)	104,135	5,000,000	0
Issuance of treasury shares by Global Blue Group Holding A.G.	€ (1)
Conversion of shares (in shares)		34,711
Conversion of shares		€ (366)
Vested RSA shares (in shares)	(538,044)	(92,479)
Vested RSA shares	€ 5	€ 1
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)	(1,189,977)
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)	€ 9,179
Cancellation of preference shares by Global Blue Group Holding A.G. (in shares)	0	0	0
Cancellation of preference shares A by Global Blue Group Holding A.G.	€ 0
Acquisition of treasury shares (in shares)	4
Acquisition of treasury shares	€ 0	€ (55)	€ (65)
Number of shares outstanding at end of period (in shares)	11,371,136	12,995,018	8,051,569
Equity balance as of end of the year	€ (114)	€ (9,297)	€ (8,877)
Other equity | Ordinary shares | September 2021
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury shares (in shares)		5,000,000
Acquisition of treasury shares		€ (46)
Other equity | Ordinary shares | January 2022
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury shares (in shares)		1,217
Acquisition of treasury shares		€ (9)
Other equity | Ordinary shares | 28 August 2020
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury shares (in shares)			1,051,569
Acquisition of treasury shares			€ (8,812)
Other equity | Ordinary shares | After 28 August 2020
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury shares (in shares)			7,000,000
Acquisition of treasury shares			€ (65)
Other equity | Preference shares
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	104,371	138,846	0
Equity balance as of beginning of the year	€ (882)	€ (1,246)	€ 0
Conversion of shares (in shares)		(34,711)
Conversion of shares		€ 366
Vested RSA shares (in shares)		0
Vested RSA shares		€ 0
Cancellation of preference shares A by Global Blue Group Holding A.G.	879
Acquisition of treasury shares		€ (2)
Number of shares outstanding at end of period (in shares)		104,371	138,846
Equity balance as of end of the year	€ (3)	€ (882)	€ (1,246)
Other equity | Preference shares | September 2021
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury shares (in shares)		0
Acquisition of treasury shares		€ 0
Other equity | Preference shares | January 2022
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury shares (in shares)		236
Acquisition of treasury shares		€ (2)
Other equity | Preference shares | 28 August 2020
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury shares (in shares)			138,846
Acquisition of treasury shares			€ (1,246)
Other equity | Preference shares | After 28 August 2020
Disclosure Of Treasury Shares [Line Items]
Acquisition of treasury shares (in shares)			0
Acquisition of treasury shares			€ 0
Other equity | Preference shares A
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	104,371
Equity balance as of beginning of the year	€ (882)
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)	0	0	0
Issuance of treasury shares by Global Blue Group Holding A.G.	€ 0
Vested RSA shares (in shares)	0
Vested RSA shares	€ 0
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)	0
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)	€ 0
Cancellation of preference shares by Global Blue Group Holding A.G. (in shares)	(104,135)	(5,929,477)	0
Cancellation of preference shares A by Global Blue Group Holding A.G.	€ 879
Acquisition of treasury shares (in shares)	0
Acquisition of treasury shares	€ 0
Number of shares outstanding at end of period (in shares)	236	104,371
Equity balance as of end of the year	€ (3)	€ (882)
Other equity | Preference shares B
Disclosure Of Treasury Shares [Line Items]
Number of shares outstanding at beginning of period (in shares)	0
Equity balance as of beginning of the year	€ 0
Issuance of treasury shares by Global Blue Group Holding A.G. (in shares)	0
Issuance of treasury shares by Global Blue Group Holding A.G.	€ 0
Vested RSA shares (in shares)	0
Vested RSA shares	€ 0
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.) (in shares)	0
Allocation of treasury shares to shareholders by Ocorian Ltd. (formerly Estera Trust (Jersey) Ltd.)	€ 0
Cancellation of preference shares by Global Blue Group Holding A.G. (in shares)	0
Cancellation of preference shares A by Global Blue Group Holding A.G.	€ 0
Acquisition of treasury shares (in shares)	0
Acquisition of treasury shares	€ 0
Number of shares outstanding at end of period (in shares)	0	0
Equity balance as of end of the year	€ 0	€ 0